Trade and other receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables, net
Trade receivables, gross	$ 203,768	$ 168,346
Trade receivables, net ,Allowance for doubtful accounts	(22,276)	(22,276)
Trade receivables, net	181,492	146,070
Other receivables, gross	675,848	753,562
Other receivables	671,707	749,456
Total trade and other receivables	853,199	895,526
Classification by maturity:
Current portion	240,319	221,899
Non-current portion	612,880	673,627
Total trade and other receivables	853,199	895,526
Classification by nature:
Financial receivables	237,708	206,903
Non-financial receivables	615,491	688,623
Total trade and other receivables	853,199	895,526
Classification by measurement :
Trade receivables (not subject to provisional pricing)	55,906	16,503
Trade receivables (subject to provisional pricing)	125,586	129,567
Other accounts receivables	671,707	749,456
Total trade and other receivables	853,199	895,526
Domestic clients [Member]
Trade and other receivables, net
Trade receivables, gross	157,296	127,750
Foreign clients [Member]
Trade and other receivables, net
Trade receivables, gross	46,051	40,229
Related entities [Member]
Trade and other receivables, net
Trade receivables, gross	421	367
Other receivables, gross	2,486	2,842
Value added tax credit [Member]
Trade and other receivables, net
Other receivables, gross	66,515	52,589
Refund application of value added tax [Member]
Trade and other receivables, net
Other receivables, gross	2,591	2,856
Balance receivable [Member]
Trade and other receivables, net
Other receivables, gross	0	2,506
Tax deposits [Member]
Trade and other receivables, net
Other receivables, gross	3,075	8,296
Other receivables
Trade and other receivables, net
Other receivables, gross	272	218
Accounts receivables to third parties [Member]
Trade and other receivables, net
Other receivables, gross	27,585	30,175
Due from sale of assets [Member]
Trade and other receivables, net
Other receivables, gross	2,744	2,119
Accounts Receivable From Howden Hodco Per [Member]
Trade and other receivables, net
Other receivables, gross	12,564	0
Advances to suppliers [Member]
Trade and other receivables, net
Other receivables, gross	6,810	14,392
Interest Receivable [Member]
Trade and other receivables, net
Other receivables, gross	2,634	2,305
Tax claims [Member]
Trade and other receivables, net
Other receivables, gross	546,385	631,982
Loan to Personnel [Member]
Trade and other receivables, net
Other receivables, gross	574	629
Bank Accounts in Trust [Member]
Trade and other receivables, net
Other receivables, gross	1,058	1,092
Allowance for credit losses [member]
Trade and other receivables, net
Allowance for expected credit losses	(4,141)	(4,106)
Public Works Tax Deduction [Member]
Trade and other receivables, net
Other receivables, gross	0	1,196
Loans To Third Parties [Member]
Trade and other receivables, net
Other receivables, gross	$ 555	$ 365